[AXA EQUITABLE LOGO]
DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

December 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Selective Review Request AXA Equitable Life Insurance Company

Separate Account No. 49 of AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 1 and Amendment No. to the Registration Statement on Form N-4

File Nos. 333-207256 and 811-07659

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Pre-Effective Amendment No. 1 and Amendment No. 380 (“Amendment”) to the Registration Statement with respect to AXA Equitable’s Separate Account No. 49.

On October 2, 2015, we filed an initial Registration Statement on Form N-4 to a new version of the Structured Capital Strategies®16 variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 49. The contract will be offered and sold through AXA Equitable’s retail distribution channel. To this end, the principal underwriter of Separate Account 49, and the distributor of Structured Capital Strategies® contracts is AXA Advisors, Inc., which is an affiliate of AXA Equitable.

We received written comments on this filing from Ms. Elisabeth Bentzinger of the Securities and Exchange Commission Staff. We provided responses to those comments on December 11, 2015 and December 15, 2015. We received supplemental comments on December 16, 2015 and provided responses to those comments that same day. Finally, we supplemented on December 11, 2015 and on December 23, 2015, respectively.

AXA Equitable believes that it has been fully responsive to the Staff’s comments, that the responses do not raise additional issues for the Staff’s consideration and that, other than the changes discussed above, no material changes have been made in the Amendment.

The purpose of this Pre-Effective Amendment No. 1 is to include financial statements, exhibits, and other required disclosure not included in the registration statement. We have also made other non-material changes.

Please note that the prospectus contained in this N-4/A Registration Statement is also being filed today in a separate registration statement on Form S-3/A (the “S-3/A Registration Statement”) by AXA Equitable. The S-3/A Registration Statement (File No. 333-20758) relates to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® 16 contracts to be offered by AXA Equitable.

Request for Acceleration

On behalf of AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective as of December 28, 2015, or as soon as practicable thereafter. In this connection, AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Tandy Representation

On behalf of the Company and its Separate Account No. 49 (the “Registrant”), we hereby make the representations below regarding the above-referenced registration statement on Form N-4/A and our request for acceleration of effectiveness. The Registrant and principal underwriter are fully aware of their responsibilities under the Federal securities laws with respect to the request for acceleration of effectiveness.

1.	Should the Securities and Exchange Commission (the “Commission”) or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.
2.	The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.
3.	The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith
Darin Smith

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10104